Debt	6 Months Ended
Jun. 30, 2012
Debt
4.	Debt

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company, in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest is due on December 24, 2012.  The Note is secured by 3,750,000 shares of common stock of the Company owned by Dan Ferris, our President and sole director.